Revenues and geographic information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Net sales to third parties	$ 14,054	$ 12,512	$ 27,287	$ 24,341
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		12.00%
Net sales, change in %, cc	11.00%		13.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,249	$ 5,146	$ 11,961	$ 9,734
Net sales (in % of total net sales)	44.00%	41.00%	44.00%	40.00%
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	21.00%		23.00%
Net sales, change in %, cc	21.00%		23.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,170	$ 3,867	$ 8,075	$ 7,631
Net sales (in % of total net sales)	30.00%	31.00%	30.00%	31.00%
Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		6.00%
Net sales, change in %, cc	3.00%		5.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,713	$ 2,594	$ 5,485	$ 5,174
Net sales (in % of total net sales)	19.00%	21.00%	20.00%	21.00%
Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		6.00%
Net sales, change in %, cc	3.00%		6.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 922	$ 905	$ 1,766	$ 1,802
Net sales (in % of total net sales)	7.00%	7.00%	6.00%	8.00%
Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		(2.00%)
Net sales, change in %, cc	15.00%		12.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,537	$ 9,162	$ 20,206	$ 17,650
Net sales (in % of total net sales)	75.00%	73.00%	74.00%	73.00%
Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		14.00%
Net sales, change in %, cc	13.00%		14.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,517	$ 3,350	$ 7,081	$ 6,691
Net sales (in % of total net sales)	25.00%	27.00%	26.00%	27.00%
Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		6.00%
Net sales, change in %, cc	7.00%		10.00%